Employee Incentive Plans, Long term Incentive Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized for issuance under Equity Incentive Plan	2,722,222
Number of common shares available for additional awards under Equity Incentive Plan	845,499
Total non-cash compensation expense	$ 5.2	$ 4.5	$ 9.1
Summary of Activity
Total grant-date fair value of shares granted	12.8	10.5	9.6
Total grant-date fair value of shares vested	6.3	2.6	21.6
Stock Options
Fully-vested options outstanding	20,791	22,077
Exercise price of options to purchase common stock	$ 80.01	$ 80.01
Remaining contractual life of options outstanding	5.25	6.25
Stock options expired	1,286
Grant date fair value of options outstanding	$ 39.90
Stock options granted	0
Stock options forfeited	0
Stock options exercised	0
Vested Stock
Share-based compensation expense relating to common shares granted to non-employee directors in lieu of annual retainer	0.2	0.2	0.1
Common shares withheld and canceled	62,637	11,729	0
Fabricated Products
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total non-cash compensation expense	1.5	1.4	3.5	[1]
Stock compensation expense relating to restructuring activities			0.8
All Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total non-cash compensation expense	3.7	3.1	5.6
Non-vested common shares
Summary of Activity
Outstanding at December 31, 2010, Shares	268,864
Outstanding at December 31, 2010, Weighted-Average Grant-Date Fair Value per Share	$ 27.91
Granted, shares	83,066
Granted, Weighted-Average Grant-Date Fair Value per Share	$ 47.07
Vested, shares	(146,205)
Vested, Weighted-Average Grant-Date Fair Value per Share	$ 36.84
Forfeited, shares	(2,889)
Forfeited, Weighted-Average Grant-Date Fair Value per Share	$ 33.47
Canceled, Shares	0
Canceled, Weighted-Average Grant-Date Fair Value per Share	$ 0.00
Outstanding at December 31, 2011, Shares	202,836
Outstanding at December 31, 2011, Weighted-Average Grant-Date Fair Value per Share	$ 29.24
Non-vested common shares | Non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	1
Non-vested common shares | Executive officers and senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	3
Non-vested common shares | Other key employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	3
Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common share received by the employee on vesting of restricted stock unit	1
Summary of Activity
Outstanding at December 31, 2010, Shares	7,872
Outstanding at December 31, 2010, Weighted-Average Grant-Date Fair Value per Share	$ 21.74
Granted, shares	2,182
Granted, Weighted-Average Grant-Date Fair Value per Share	$ 46.59
Vested, shares	(3,982)
Vested, Weighted-Average Grant-Date Fair Value per Share	$ 17.16
Forfeited, shares	0
Forfeited, Weighted-Average Grant-Date Fair Value per Share	$ 0.00
Canceled, Shares	0
Canceled, Weighted-Average Grant-Date Fair Value per Share	$ 0.00
Outstanding at December 31, 2011, Shares	6,072
Outstanding at December 31, 2011, Weighted-Average Grant-Date Fair Value per Share	$ 33.67
Service-based non-vested common shares and restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total non-cash compensation expense	4.1	3.6	7.9
Unrecognized gross compensation costs, by award type	3.1
Expected period (in years) over which the remaining gross compensation costs will be recognized, by award type	1.7
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance award vesting period, years	3
Total non-cash compensation expense	1.1	0.8	0.9
Unrecognized gross compensation costs, by award type	3.1
Expected period (in years) over which the remaining gross compensation costs will be recognized, by award type	2.0
Summary of Activity
Outstanding at December 31, 2010, Shares	686,895
Outstanding at December 31, 2010, Weighted-Average Grant-Date Fair Value per Share	$ 26.84
Granted, shares	188,741
Granted, Weighted-Average Grant-Date Fair Value per Share	$ 46.65
Vested, shares	(13,462)
Vested, Weighted-Average Grant-Date Fair Value per Share	$ 62.83
Forfeited, shares	(15,441)
Forfeited, Weighted-Average Grant-Date Fair Value per Share	$ 26.24
Canceled, Shares	(68,799)
Canceled, Weighted-Average Grant-Date Fair Value per Share	$ 74.34
Outstanding at December 31, 2011, Shares	777,934	686,895
Outstanding at December 31, 2011, Weighted-Average Grant-Date Fair Value per Share	$ 26.84	$ 26.84
Service-based stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total non-cash compensation expense	$ 0	$ 0.1	$ 0.3
French Subsidiary | Restricted stock units (RSUs) | Second anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	.67
French Subsidiary | Restricted stock units (RSUs) | Third anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	.33
Non-French Subsidiary | Restricted stock units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period, years	3
Non-French Subsidiary | Restricted stock units (RSUs) | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	.33
Non-French Subsidiary | Restricted stock units (RSUs) | Second anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	.33
Non-French Subsidiary | Restricted stock units (RSUs) | Third anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award vesting schedule	.33

[1]	Of the $3.5 compensation charge allocated to the Fabricated Products segment in 2009, $0.8 of the amount relates to the accelerated vesting of previously granted stock-based payments in connection with the Company's restructuring efforts in 2009 (see Note 16).